Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 225	$ 205	$ 551	$ 487
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	69	54	138	108
Net interest cost (income) on net defined benefit liability (asset)	(13)	(21)	(25)	(41)
Interest cost on asset limitation and minimum funding requirement	0	3	0	6
Past service cost	0	35	0	35
Defined benefit administrative expenses	2	2	5	4
Defined Benefit Plan Expenses	58	73	118	112
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	1	3	2
Net interest cost (income) on net defined benefit liability (asset)	4	5	8	10
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	5	6	11	12
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	4	10	8
Net interest cost (income) on net defined benefit liability (asset)	5	6	11	12
Interest cost on asset limitation and minimum funding requirement	0	1	0	2
Past service cost	0	0	0	0
Defined benefit administrative expenses	2	1	3	2
Defined Benefit Plan Expenses	$ 12	$ 12	$ 24	$ 24